Commitments and contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
15.	Commitments and contingencies

a	Capital commitment

As of March 31, 2012, the Company had no capital commitments in respect of the acquisition of property, plant and equipment which were contracted for but not provided in the consolidated financial statements.

b.             Operating lease commitments

As of March 31, 2012, the Company had non-cancelable operating leases for its retail stores with future minimum lease payments to be paid are as follows:

Within one year	1,216,873
After one year but within two years	459,394
After two years but within three years	148,211
After three years but within four years	56,712

$1,881,190

The rental expense relating to the operating leases was $354,477 and $283,640 for the three months ended March 31, 2012 and 2011, respectively.

c.	Employment agreements

During the 2nd quarter of 2010, the Company entered into employment agreements with Huitian Tang, the Company’s Chairman and CEO, and Xiaoyan Zhang, the Company’s CFO.  The employment agreements were approved by the board of directors and the compensation committee.  The following is a summary of the material provisions of the employment agreements for Mr. Tang and Ms. Zhang:

On May 18, 2010, the Company entered into a new employment agreement with Mr. Tang to employ him as CEO for a term from January 1, 2010 to January 1, 2012, pursuant to which he will be paid RMB 79,600 ($11,600) per month (or RMB 955,200 ($139,200) per year) and additional share-based compensation based upon its 2010 financial performance (see Note 18).  The agreement may be terminated upon mutual agreement between the Company and Mr. Tang in writing.  In addition, the Company shall have the right to unilaterally terminate the agreement under certain circumstances, including among other things, (i) serious violations of the labor laws or the rules or regulations of the Company; (ii) causing serious damage to the interests of the Company; or (iii) Mr. Tang is criminally prosecuted under the law.

In 2011, the Board of Directors authorized and approved to increase Mr. Tang’s annual salary from $139,000 to $200,000 starting from January 6, 2011.  In January 2012, the agreement was extended for an additional two years.

The Company may also terminate the agreement by serving 30 days’ prior written notice to Mr. Tang or giving Mr. Tang one month’s salary in lieu of notice in any one of the following circumstances: (i) where Mr. Tang, after undergoing a legally prescribed period of medical treatment and recuperation for an illness or a non-work-related injury, remains unable to carry out his job responsibilities; (ii) where Mr. Tang is unable to fulfill the duties of his position to the standards required under the terms of the agreement; or (iii) where the agreement cannot be performed due to any major changes of any objective circumstances, which includes, but is not limited to, a merger of the Company into another business entity, or sale or transfer by the Company of a substantial portion of the assets it owns to third parties, a material adjustment in operative policy, or a declaration of bankruptcy, dissolution or liquation by the Company.

Mr. Tang may terminate the agreement during the term upon 30 days prior written notice to the Company.  In addition, Mr. Tang may terminate the agreement in certain circumstances, including if (i) the Company fails to pay the social insurance premiums for Mr. Tang in accordance with the law; (ii) the Company forces Mr. Tang to work by means of violence or intimidation; or (iii) the Company fails to pay labor remuneration in full and on time or fails to provide the labor protection or working conditions as agreed under the agreement.

On May 18, 2010, the Company entered into a new employment agreement with Ms. Zhang to employ her as CFO for a term from January 1, 2010 to January 1, 2012, pursuant to which we have agreed to pay her HKD70,000 ($9,091) per month (or HKD840,000 ($109,092) per year) and additional share-based compensation based upon its 2010 financial performance (see Note 18).

In 2011, the Board of Directors authorized and approved to increase Ms. Zhang’s annual salary from $109,092 to $160,000 starting from January 6, 2011.  In January 2012, the agreement was extended for an additional two years.

The agreement may be terminated upon mutual agreement between the Company and Ms. Zhang in writing.  In addition, the Company shall have right to unilaterally terminate the agreement under certain circumstances, including, among other things, (i) serious violations of the labor laws or the rules or regulations of the Company; (ii) causing serious damage to the interests of the Company; or (iii) Ms. Zhang is criminally prosecuted under the law.

The Company may terminate the agreement by serving 30 days’ prior written notice to Ms. Zhang or giving Ms. Zhang one month’s salary in lieu of notice in any one of the following circumstances: (i) where Ms. Zhang, after undergoing a legally prescribed period of medical treatment and recuperation for an illness or a non-work-related injury, remains unable to carry out her job responsibilities; (ii) where Ms. Zhang is unable to fulfill the duties of her position to the standards required under the terms of the agreement; or (iii) where the agreement cannot be performed due to any major changes of any objective circumstances, which includes, but is not limited to, a merger of the Company into another business entity, or sale or transfer by the Company of a substantial portion of the assets it owns to third parties, a material adjustment in operative policy, or a declaration of bankruptcy, dissolution or liquation by the Company.

Ms. Zhang may terminate the agreement during the term upon 30 days prior written notice to the Company.  In addition, Ms. Zhang may terminate the agreement in certain circumstances, including if (i) the Company fails to pay the social insurance premiums for Ms. Zhang in accordance with the law; (ii) the Company forces Ms. Zhang to work by means of violence or intimidation; or (iii) the Company fails to pay labor remuneration in full and on time or fails to provide the labor protection or working conditions as agreed under the agreement.

d.	Distribution agreements

The Company entered into separate distribution agreements with seven government-owned hospitals, each for a term of three years, pursuant to which the hospitals agreed to further increase our business with them ranging from 30% to 95% of their respective purchase plans for our drugs. We agreed to use our best efforts to fulfill the orders by distributing the drugs under the statutory requirement of the mandated collective tender plan.

In addition to the existing deposits of RMB 45,000,000 ($7,114,950) paid in 2011 and 2010, the Company made additional deposits totaling RMB 1,000,000 ($158,110) for the security of the new distribution agreement entered in 2012.  These hospitals are required to repay the deposit amounts in full when the agreements expire or when terminated, which may be done only under certain circumstances.  The Company entered into such agreements to pursue relationships with these large hospitals in order to achieve a higher share of these customers’ purchases.

For the three months ended March 31, 2012 and 2011, sales revenue from these government-owned hospital customers was approximately $10,803,000 and $ 7,188,000, respectively.

19.	Commitments and contingencies

a.	Capital commitment

As of December 31, 2011, the Company had no capital commitments in respect of the acquisition of property, plant and equipment which were contracted for but not provided in the consolidated financial statements.

b.	Operating lease commitments

As of December 31, 2011, the Company had non-cancelable operating leases for its retail stores and future minimum lease payments are as follows:

Year

2012	$1,287,908
2013	691,703
2014	228,195
2015	79,309
2016	4,792

$2,291,907

The rental expense relating to the operating leases was $1,324,371 and $824,419 for the years ended December 31, 2011 and 2010, respectively.

c.	Operating lease arrangement

As of December 31, 2011, the Company leases its main facility in the PRC under an operating lease arrangement until 2013. Future minimum lease payments to be received under the non-cancelable operating lease are as follows:

Year

2012	$17,466
2013	3,896

$21,362

d.	Employment agreements

During the 2nd quarter of 2010, the Company entered into employment agreements with Huitian Tang, the Company’s Chairman and CEO, and Xiaoyan Zhang, the Company’s CFO.  The employment agreements were approved by the board of directors and the compensation committee.  The following is a summary of the material provisions of the employment agreements for Mr. Tang and Ms. Zhang:

On May 18, 2010, the Company entered into a new employment agreement with Mr. Tang to employ him as CEO for a term from January 1, 2010 to January 1, 2012, pursuant to which he will be paid RMB 79,600 ($11,600) per month (or RMB 955,200 ($139,200) per year) and additional share-based compensation based upon its 2010 financial performance (see Note 22).  The agreement may be terminated upon mutual agreement between the Company and Mr. Tang in writing.  In addition, the Company shall have the right to unilaterally terminate the agreement under certain circumstances, including among other things, (i) serious violations of the labor laws or the rules or regulations of the Company; (ii) causing serious damage to the interests of the Company; or (iii) Mr. Tang is criminally prosecuted under the law.

In 2011, the Board of Directors authorized and approved to increase Mr. Tang’s annual salary from US$139,000 to US$200,000 starting from January 6, 2011.

The Company may also terminate the agreement by serving 30 days’ prior written notice to Mr. Tang or giving Mr. Tang one month’s salary in lieu of notice in any one of the following circumstances: (i) where Mr. Tang, after undergoing a legally prescribed period of medical treatment and recuperation for an illness or a non-work-related injury, remains unable to carry out his job responsibilities; (ii) where Mr. Tang is unable to fulfill the duties of his position to the standards required under the terms of the agreement; or (iii) where the agreement cannot be performed due to any major changes of any objective circumstances, which includes, but is not limited to, a merger of the Company into another business entity, or sale or transfer by the Company of substantial portion of the assets it owns to third parties, a material adjustment in operative policy, or a declaration of bankruptcy, dissolution or liquation by the Company.

Mr. Tang may terminate the agreement during the term upon 30 days prior written notice to the Company.  In addition, Mr. Tang may terminate the agreement in certain circumstances, including if (i) the Company fails to pay the social insurance premiums for Mr. Tang in accordance with the law; (ii) the Company forces Mr. Tang to work by means of violence or intimidation; or (iii) the Company fails to pay labor remuneration in full and on time or fails to provide the labor protection or working conditions as agreed under the agreement.

On May 18, 2010, the Company entered into a new employment agreement with Ms. Zhang to employ her as CFO for a term from January 1, 2010 to January 1, 2012, pursuant to which we have agreed to pay her HKD70,000 ($9,091) per month (or HKD840,000 ($109,092) per year) and additional share-based compensation based upon its 2010 financial performance (see Note 22).

In 2011, the Board of Directors authorized and approved to increase Ms. Zhang’s annual salary from US$109,092 to US$160,000 starting from January 6, 2011.

The agreement may be terminated upon mutual agreement between the Company and Ms. Zhang in writing.  In addition, the Company shall have right to unilaterally terminate the agreement under certain circumstances, including, among other things, (i) serious violations of the labor laws or the rules or regulations of the Company; (ii) causing serious damage to the interests of the Company; or (iii) Ms. Zhang is criminally prosecuted under the law.

The Company may terminate the agreement by serving 30 days’ prior written notice to Ms. Zhang or giving Ms. Zhang one month’s salary in lieu of notice in any one of the following circumstances: (i) where Ms. Zhang, after undergoing a legally prescribed period of medical treatment and recuperation for an illness or a non-work-related injury, remains unable to carry out her job responsibilities; (ii) where Ms. Zhang is unable to fulfill the duties of her position to the standards required under the terms of the agreement; or (iii) where the agreement cannot be performed due to any major changes of any objective circumstances, which includes, but is not limited to, a merger of the Company into another business entity, or sale or transfer by the Company of substantial portion of the assets it owns to third parties, a material adjustment in operative policy, or a declaration of bankruptcy, dissolution or liquation by the Company.

Ms. Zhang may terminate the agreement during the term upon 30 days prior written notice to the Company.  In addition, Ms. Zhang may terminate the agreement in certain circumstances, including if (i) the Company fails to pay the social insurance premiums for Ms. Zhang in accordance with the law; (ii) the Company forces Ms. Zhang to work by means of violence or intimidation; or (iii) the Company fails to pay labor remuneration in full and on time or fails to provide the labor protection or working conditions as agreed under the agreement.

e.	Distribution agreements

During 2010, the Company entered into separate distribution agreements with three government-owned hospitals, each for a term of three years, pursuant to which the hospitals agreed to further increase our business with them ranging from 30% to 95% of their respective purchase plans for our drugs. We agreed to use our best efforts to fulfill the orders by distributing the drugs under the statutory requirement of the mandated collective tender plan.

During 2011, the Company entered into separate distribution agreements with another three government-owned hospitals for a term of three years, pursuant to which the hospitals agreed to further increase the Company’s business with them from 30% to 40% of their respective purchase plans for its drugs.

In addition to the existing deposits of RMB 23,000,000 ($3,613,760) paid in 2010, the Company made additional deposits totaling RMB 22,000,000 ($3,456,640) for the security of these new distribution agreements entered in 2011. These hospitals are required to repay the deposit amounts in full when the agreements expire or when terminated, which may be done only under certain circumstances. The Company entered into such agreements to pursue relationships with these large hospitals in order to achieve a higher share of these customers’ purchases.

For the years ended December 31, 2011 and 2010, net sales from these government-owned hospital customers was approximately $38,567,000 and $19,074,000, respectively.